Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail)	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	2,407,093,337	2,386,231,714
Effect of potential equity shares for stock options outstanding	19,144,784	18,106,685
Weighted average number of equity shares used in computing diluted earnings per equity share	2,426,238,121	2,404,338,399